Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2019	2018
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	1,457,043	1,457,043
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	1,159,922	1,159,922